Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Status of Non-vested Shares

A summary of the status of the Company’s non-vested shares as of June 30, 2025, is presented below:

	Number of shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2025	—	—
Granted	3,106,929	2.55
Vested	(1,119,091)	(2.55)
Non-vested, June 30, 2025	1,987,838	2.55